Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited (Details Textual)	Jul. 29, 2019
Dr Reddys Holdings Limited [Member]
Disclosure Merger of Dr Reddys Holdings Limited into Dr Reddys Laboratories Limited [Line Items]
Ownership interests held by promoter group in the entity	24.88%